ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Major classes of assets included in discontinued operations:
Cash held in trust and customer deposits	$ 0		$ 0		$ 0
Accounts receivable	0		0		0
Equipment	0		0		0
Intangible assets	0		0		0
Total assets from discontinued operations	0		0		0
Major classes of liabilities included in discontinued operations
Accounts payable and accrued liabilities	0		0		0
Client funds	0		0		0
Total liabilities from discontinued operations	0		0		$ 0
Revenue
Gross prepaid card revenue			0	$ 98,502
Commissions and agent fees			0	(26,511)
Mobility products revenue			0	325,058
Fees and other revenue			0	0
Mobility product commissions			0	40,486
Net revenue			0	437,535
Processing and card fees			0	(118,765)
Mobility products cost of goods sold			0	(351,767)
Gross margin			0	(32,997)
Expenses
Impairment goodwill and trademark			0	0
Salaries and consultants			0	(190,525)
Rent and occupancy costs			0	0
Depreciation and amortization			0	0
Office and sundry expenses and other			0	(199,250)
Loss on disposal of assets			0	(13,771)
Total Expenses			0	(403,546)
Net loss from discontinued operations that are presented in the consolidated statements of operations and comprehensive loss	$ 0	$ (161,516)	$ 0	$ (436,543)